DEPOSITS	12 Months Ended
Dec. 31, 2013
DEPOSITS [Abstract]
DEPOSITS

NOTE 11 - DEPOSITS

Included in deposits shown at December 31 were the following time and savings deposits in denominations of $100,000 to $250,000 and greater than $250,000 (in thousands):

	2013	2012
Time deposits
$100,000 or greater but less than $250,000	$96,465	$105,191
Greater than $250,000	101,734	100,843
Savings deposits
$100,000 or greater but less than $250,000	$ 114,570	$ 97,611
Greater than $250,000	254,535	240,803

NOW accounts, included in savings deposits on the Consolidated Balance Sheets, totaled $72.5 million as of December 31, 2013 and $85.5 million as of December 31, 2012.  Demand deposit balances reclassified as loans consisted of overdrafts totaling approximately $520,000 and $434,000 as of December 31, 2013 and 2012, respectively.

Time deposits were maturing as follows at December 31, 2013 (in thousands):

On or before December 31, 2014	$275,884
On or during year ended December 31, 2015	31,285
On or during year ended December 31, 2016	11,838
On or during year ended December 31, 2017	14,801
During or after year ended December 31, 2018	3,982
$337,790